Fair Value of Financial Information - Schedule of Measurements of Assets and Liabilities on Recurring Basis (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Assets:
Restricted funds	$ 34	$ 41
Rabbi trust investments	36	32
Deposits	$ 114	124
Mark-to-market derivative asset		2
Mark-to-market derivative asset [Extensible Enumeration Not Disclosed Flag]	awk:DerivativeAssetStatementOfFinancialPositionExtensibleEnumerationNotDisclosedFlag
Total assets	$ 213	254
Liabilities:
Deferred compensation obligations	40	38
Total liabilities	40	38
Total assets	173	216
Fixed-income securities
Assets:
Other investments		35
Money market and other
Assets:
Other investments	29	20
Level 1
Assets:
Restricted funds	34	41
Rabbi trust investments	36	32
Deposits	114	124
Mark-to-market derivative asset		0
Total assets	213	245
Liabilities:
Deferred compensation obligations	40	38
Total liabilities	40	38
Total assets	173	207
Level 1 | Fixed-income securities
Assets:
Other investments		28
Level 1 | Money market and other
Assets:
Other investments	29	20
Level 2
Assets:
Restricted funds	0	0
Rabbi trust investments	0	0
Deposits	0	0
Mark-to-market derivative asset		2
Total assets	0	9
Liabilities:
Deferred compensation obligations	0	0
Total liabilities	0	0
Total assets	0	9
Level 2 | Fixed-income securities
Assets:
Other investments		7
Level 2 | Money market and other
Assets:
Other investments	0	0
Level 3
Assets:
Restricted funds	0	0
Rabbi trust investments	0	0
Deposits	0	0
Mark-to-market derivative asset		0
Total assets	0	0
Liabilities:
Deferred compensation obligations	0	0
Total liabilities	0	0
Total assets	0	0
Level 3 | Fixed-income securities
Assets:
Other investments		0
Level 3 | Money market and other
Assets:
Other investments	$ 0	$ 0